Property, Plant and Equipment: (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 12,234,092	$ 12,234,092
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	12,234,092	12,234,092
Cost: Furniture and office equipment	348,387	348,387
Accumulated Depreciation: Furniture and office equipment	(339,497)	(337,880)
Net: Furniture and office equipment	8,890	10,507
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property	350,000	0
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	0
Total cost property, plant and equipment	13,145,114	12,795,114
Total accumulated depreciation property, plant and equipment	(538,132)	(536,515)
Total net property, plant and equipment	$ 12,606,982	$ 12,258,599